Victory Integrity Discovery Fund Expense Example, No Redemption - Class A Shares Class C Shares Class R Shares Class Y Shares [Member] - Victory Integrity Discovery Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 248
Expense Example, No Redemption, 3 Years	1,355
Expense Example, No Redemption, 5 Years	2,453
Expense Example, No Redemption, 10 Years	$ 4,410